CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Net loss	$ (3,238,785)	$ (2,579,659)	$ (12,191,687)	$ (12,810,117)
Foreign currency translation - unrealized loss	26,736	216	(15,973)	(25,247)
Comprehensive loss	$ (3,212,049)	$ (2,579,443)	$ (12,207,660)	$ (12,835,364)